Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions			1 Months Ended	6 Months Ended
	Jul. 31, 2024	Mar. 22, 2024	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Nov. 14, 2024	May 15, 2024	Mar. 31, 2024	Nov. 14, 2023
Purchase of treasury stock				¥ 101,577	¥ 61,326
Common stock [member]
Number of authorized shares				3,000,000,000				3,000,000,000
Share repurchase program [member]
Shares authorized to be repurchased amount						¥ 150,000	¥ 100,000		¥ 150,000
Number of shares repurchased	9,561,800	20,132,000	10,921,000
Purchase of treasury stock	¥ 100,000	¥ 150,000	¥ 40,000
Shares authorized to be repurchased, shares						60,000,000	15,000,000		26,000,000